STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2011	Nov. 30, 2011	Nov. 30, 2011
Operating Activities
Net (loss)	$ (825)	$ (7,396)	$ (7,895)
Net cash (used) for operating activities		(7,396)	(7,895)
Financing Activities
Loans from Shareholder		3,000	3,499
Sale of Common Shares		20,700	24,700
Net cash provided by financing activities		23,700	28,199
Net increase (decrease) in cash and equivalents		16,304	20,304
Cash and equivalents at beginning of the period		4,000
Cash and equivalents at end of the period	20,304	20,304	20,304
Supplemental cash flow information:
Interest paid		0	0
Income taxes paid		$ 0	$ 0